Cash Dividends (Detail) (CAD)	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Dividends [Line Items]
Dividend declared for common share holders		82,898,000	68,291,000
Cash dividend declared per common share	0.0875	0.3695	0.3325
Series A Preferred Stock
Dividends [Line Items]
Dividend paid		5,400,000	5,400,000
Dividend declared per preferred share		1.125	1.125
Series D Preferred Stock
Dividends [Line Items]
Dividend paid		4,103,000	0
Dividend declared per preferred share		1.0257	0